Equity	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Equity	Equity
(a)    Issued capital
The Company has an authorized share capital of US$35 thousand, corresponding to 3,500,000,000 authorized shares with a par value of US$0.00001 each of which:
•2,000,000,000 shares are designated as Class A common shares and issued; and
•1,000,000,000 shares are designated as Class B common shares and issued.
The remaining 500,000,000 authorized but unissued shares are presently undesignated and may be issued by our board of directors as common shares of any class or as shares with preferred, deferred or other special rights or restrictions. Therefore, the Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors.
As of December 31, 2021, the Company had R$23 of issued capital which were represented by 424,153,735 Class A common shares and 135,394,989 Class B common shares.
(b)    Additional paid-in capital and capital reserve
Our Class A and Class B common shares, have the following rights:
•Each holder of a Class B common share is entitled, in respect of such share, to 10 votes per share, whereas the holder of a Class A common share is entitled, in respect of such share, to one vote per share.
•Each holder of Class A common shares and Class B common shares vote together as a single class on all matters (including the election of directors) submitted to a vote of shareholders, except as provided below and as otherwise required by law.
•Class consents from the holders of Class A common shares and Class B common shares, as applicable, shall be required for any modifications to the rights attached to their respective class of shares the rights conferred on holders of Class A common shares shall not be deemed to be varied by the creation or issue of further Class B common shares and vice versa; and
•the rights attaching to the Class A common shares and the Class B common shares shall not be deemed to be varied by the creation or issue of shares with preferred or other rights, including, without limitation, shares with enhanced or weighted voting rights.
The Articles of Association provide that at any time when there are Class A common shares in issue, Class B common shares may only be issued pursuant to: (a) a share split, subdivision of shares or similar transaction or where a dividend or other distribution is paid by the issue of shares or rights to acquire shares or following capitalization of profits; (b) a merger, consolidation, or other business combination involving the issuance of Class B common shares as full or partial consideration; or (c) an issuance of Class A common shares, whereby holders of the Class B common shares are entitled to purchase a number of Class B common shares that would allow them to maintain their proportional ownership and voting interests in XP Inc.
Below is a summary of the issuances and conversions of shares during 2021 and 2020:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares

As of December 31, 2019	354,181,346	197,618,980	551,800,326
Transfer of classes	16,325,000	(16,325,000)	—
Follow on offering	7,258,639	—	7,258,639
As of December 31, 2020	377,764,985	181,293,980	559,058,965

Transfer of classes (see note 1.2)	45,898,991	(45,898,991)	—
Issuance of shares	489,759	—	489,759
As of December 31, 2021	424,153,735	135,394,989	559,548,724
In December 2020, as a result of the completion of the secondary public offering described in Note 1.2 a number of 7,258,639 Class A common shares were offered by the controlling shareholder of XP Inc.
On October 8, 2021 XP Inc issued 489,759 Class A common shares as part of our acquisition of a minority stake of Jive Investments.
As mentioned in Note 32, the Board of Directors approved in December 2019 a share based long-term incentive plan, in which the maximum number of shares should not exceed 5% of the issued and outstanding shares. As of December 31, 2021, the outstanding number of shares reserved under the plans were 15,153,830 restricted share units (“RSUs”) (2020 - 11,079,736) and 2,966,060 performance restricted units (“PSUs”) (2020 - 2,819,912) to be issued at the vesting date.
The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Law, the amount in this type of account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.
(c)    Treasury Shares
On October 1, 2021, as a result of the merger of XPart into XP Inc., which was settled through XP Inc.’s own shares, the Group recognized an amount of treasury shares that is registered as a deduction from equity until the shares are cancelled or reissued. As of December 31, 2021, the Group held 726,776 thousand shares in treasury (nill in 2020), with an amount of R$171,939.
(d)    Dividends distribution
The Group has not adopted a dividend policy with respect to future distributions of dividends. The amount of any distributions will depend on many factors such as the Company's results of operations, financial condition, cash requirements, prospects and other factors deemed relevant by XP Inc.board of directors and, where applicable, the shareholders.
For the years ended December 31, 2021 and 2020 XP Inc. did not declare and paid dividends to the shareholders.
Non-controlling shareholders of some XP Inc’s subsidiaries received dividends in the year ended in December 31, 2021 and 2020 in a total amount of R$3,026 and R$5,567 respectively.
(e)    Other comprehensive income
Other comprehensive income consists of changes in the fair value of financial assets at fair value through other comprehensive income, while these financial assets are not realized. Also includes gains (losses) on net investment hedge and foreign exchange variation of investees located abroad.